Commitments and contingencies - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) case	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and contingencies
Legal and litigation related expenses	$ 935,000		$ 188,000	$ 997,000
Number of lawsuits pending | case	14
Legal and litigation related expenses	$ 1,168,000		634,000
Pending Litigation
Commitments and contingencies
Number of lawsuits pending | case	14
Aggregate amount of claimed damages	$ 2,900,000	¥ 20.1	800,000
Legal and litigation related expenses	$ 1,168,000		$ 634,000